Loans - Schedule of Future Maturities of Long-Term Bank Loans (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Future Maturities of Long-Term Bank Loans [Abstract]
2026	$ 306,956
2027	2,818,411
2028	1,339,442
Total	$ 4,464,809